GOODWILL AND INTANGIBLE ASSETS (Schedule of Acquired Finite-Lived Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2014 Customer list [Member] CNY	Dec. 31, 2013 Customer list [Member] CNY	Dec. 31, 2014 Trade name [Member] CNY	Dec. 31, 2013 Trade name [Member] CNY	Dec. 31, 2014 Copyrights [Member] CNY	Dec. 31, 2013 Copyrights [Member] CNY	Dec. 31, 2014 Internet domain names [Member] CNY	Dec. 31, 2013 Internet domain names [Member] CNY	Dec. 31, 2014 Self-developed software [Member] CNY	Dec. 31, 2013 Self-developed software [Member] CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2013 Others USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross								9,191,240	9,191,240	86,466,912	9,776,912	192,000	192,000	3,903,650	3,903,650	4,828,942	4,828,942	$ 101,300
Less: accumulated amortization	(19,380,870)	(10,972,032)
charges related to intangible assets	(554,567)	(554,567)
Total intangible assets with definite lives, net	84,748,607	16,366,145
Useful lives of intangible assets with definite lives, in years				3 years	3 years	5 years	5 years
Impairment charges		177,000	377,567